TRADE AND OTHER RECEIVABLES - By age (Details) - IDR (Rp)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables
Trade receivables	Rp 11,016,000,000,000	Rp 9,301,000,000,000
Third parties
Trade and other receivables
Trade receivables	9,275,000,000,000	7,287,000,000,000
Related parties
Trade and other receivables
Trade receivables	1,741,000,000,000	2,014,000,000,000
Financial assets past due but not impaired
Trade and other receivables
Trade receivables	3,890,000,000,000	Rp 3,868,000,000,000
Not past due
Trade and other receivables
Trade receivables	4.9
ECL rate		8.10%
Up to 3 months
Trade and other receivables
Trade receivables	20.5
ECL rate		16.80%
3 to 6 months
Trade and other receivables
Trade receivables	35.6
ECL rate		20.50%
More than 6 months
Trade and other receivables
Trade receivables	82.9
ECL rate		88.30%
Gross or Cost
Trade and other receivables
Trade receivables	17,223,000,000,000	Rp 14,844,000,000,000
Gross or Cost | Third parties
Trade and other receivables
Trade receivables	14,312,000,000,000	11,469,000,000,000
Gross or Cost | Related parties
Trade and other receivables
Trade receivables	2,911,000,000,000	3,375,000,000,000
Gross or Cost | Not past due
Trade and other receivables
Trade receivables	7,490,000,000,000	5,912,000,000,000
Gross or Cost | Up to 3 months
Trade and other receivables
Trade receivables	2,577,000,000,000	2,244,000,000,000
Gross or Cost | Up to 3 months | Third parties
Trade and other receivables
Trade receivables	8,549,000,000,000	6,066,000,000,000
Gross or Cost | Up to 3 months | Related parties
Trade and other receivables
Trade receivables	1,519,000,000,000	2,090,000,000,000
Gross or Cost | 3 to 6 months
Trade and other receivables
Trade receivables	1,308,000,000,000	1,798,000,000,000
Gross or Cost | 3 to 6 months | Third parties
Trade and other receivables
Trade receivables	1,055,000,000,000	1,401,000,000,000
Gross or Cost | 3 to 6 months | Related parties
Trade and other receivables
Trade receivables	252,000,000,000	397,000,000,000
Gross or Cost | More than 6 months
Trade and other receivables
Trade receivables	5,848,000,000,000	4,890,000,000,000
Gross or Cost | More than 6 months | Third parties
Trade and other receivables
Trade receivables	4,708,000,000,000	4,002,000,000,000
Gross or Cost | More than 6 months | Related parties
Trade and other receivables
Trade receivables	1,140,000,000,000	888,000,000,000
Provision for impairment
Trade and other receivables
Trade receivables	(6,207,000,000,000)	(5,543,000,000,000)	Rp (4,331,000,000,000)
Provision for impairment | Third parties
Trade and other receivables
Trade receivables	(5,037,000,000,000)	(4,182,000,000,000)
Provision for impairment | Related parties
Trade and other receivables
Trade receivables	(1,170,000,000,000)	(1,361,000,000,000)
Provision for impairment | Not past due
Trade and other receivables
Trade receivables	(364,000,000,000)	(479,000,000,000)
Provision for impairment | Up to 3 months
Trade and other receivables
Trade receivables	(528,000,000,000)	(377,000,000,000)
Provision for impairment | 3 to 6 months
Trade and other receivables
Trade receivables	(466,000,000,000)	(368,000,000,000)
Provision for impairment | More than 6 months
Trade and other receivables
Trade receivables	Rp (4,849,000,000,000)	Rp (4,319,000,000,000)